Retirement Plans (Details 6) - USD ($) $ in Millions	Sep. 25, 2015	Sep. 26, 2014
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	$ 1,805	$ 1,922
Level 1
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	411	431
Level 2
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	1,394	1,491
U.S. Equity Securities
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	494	533
U.S. Equity Securities | Level 1
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	186	207
U.S. Equity Securities | Level 2
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	308	326
Non-U.S. Equity Securities
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	469	528
Non-U.S. Equity Securities | Level 1
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	147	165
Non-U.S. Equity Securities | Level 2
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	322	363
Government and Government Agency Securities
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	405	370
Government and Government Agency Securities | Level 1
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	49	45
Government and Government Agency Securities | Level 2
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	356	325
Corporate Debt Securities
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	346	408
Corporate Debt Securities | Level 1
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	0	0
Corporate Debt Securities | Level 2
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	346	408
Mortgage and Other Asset-backed Securities
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	62	69
Mortgage and Other Asset-backed Securities | Level 1
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	0	0
Mortgage and Other Asset-backed Securities | Level 2
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	62	69
Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	29	14
Cash and Cash Equivalents | Level 1
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	29	14
Cash and Cash Equivalents | Level 2
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	$ 0	$ 0